Digital Assets - Schedule of Additional Information About Digital Assets (Details) - ETH [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of ETH	98,500
Purchases of ENA from exchange of ETH	(172,400)
Changes in fair value of ETH	73,900
Ending balance